Operating leases - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Total lease cost	$ 11,923	$ 11,566	$ 33,736	$ 36,694
Right-of-use assets obtained in exchange for lease obligations	$ 13,300	2,100	$ 59,900	24,600
Weighted average remaining lease term	6 years 8 months 19 days		6 years 8 months 19 days		6 years 8 months 19 days
Weighted average discount rate	3.79%		3.79%		3.29%
Operating lease liabilities, current	$ 38,500		$ 38,500		$ 36,400
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other Liabilities		Other Liabilities		Other Liabilities
Operating lease liabilities, non-current	$ 145,714		$ 145,714		$ 126,321
Selling, general and administration costs
Lessee, Lease, Description [Line Items]
Total lease cost	10,600	8,800	28,600	28,100
Direct costs
Lessee, Lease, Description [Line Items]
Total lease cost	$ 1,300	$ 2,800	$ 5,100	$ 8,600